Income Tax - Summary of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Start-up/organization costs	$ 1,560,694	$ 311,152
Net operating loss carryforwards	0	39,195
Total deferred tax assets	1,560,694	350,347
Valuation allowance	(1,560,694)	(350,347)
Deferred tax asset, net of allowance	$ 0	$ 0